Investment property (Tables)	6 Months Ended
Dec. 31, 2023
Investment property
Schedule of investment property

Total
£’000
At 1 July 2023
Cost	32,193
Accumulated depreciation and impairment	(12,200)
Net book amount	19,993
Six months ended 31 December 2023
Opening net book amount	19,993
Depreciation charge	(140)
Closing net book amount	19,853
At 31 December 2023
Cost	32,193
Accumulated depreciation and impairment	(12,340)
Net book amount	19,853

At 1 July 2022
Cost	32,193
Accumulated depreciation and impairment	(11,920)
Net book amount	20,273
Six months ended 31 December 2022
Opening net book amount	20,273
Depreciation charge	(140)
Closing net book amount	20,133
At 31 December 2022
Cost	32,193
Accumulated depreciation and impairment	(12,060)
Net book amount	20,133